COMMITMENTS AND CONTINGENT LIABILITIES - CONTINGENT LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities in business combination [line items]
Guarantees	¥ 17,240	¥ 24,398
Liability accrued for a loss under guarantee	0	0
Joint ventures
Disclosure of contingent liabilities in business combination [line items]
Guarantees	7,100	5,033
Associates
Disclosure of contingent liabilities in business combination [line items]
Guarantees	10,140	12,168
Zhongtian Synergetic Energy
Disclosure of contingent liabilities in business combination [line items]
Guarantees	10,140	12,168
Guarantee in respect to standby credit facilities granted by banks	¥ 17,050
Others
Disclosure of contingent liabilities in business combination [line items]
Guarantees		¥ 7,197